Employee benefit obligations - Expected benefit payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit obligations
Contribution expense	$ 47	$ 40	$ 32
Estimate of contributions expected to be paid	50
Defined benefit plan | Within one year or on demand
Employee benefit obligations
Benefits	133
Defined benefit plan | Between one and two years
Employee benefit obligations
Benefits	130
Defined benefit plan | Between two and three years
Employee benefit obligations
Benefits	132
Defined benefit plan | Between three and four years
Employee benefit obligations
Benefits	135
Defined benefit plan | Between four and five years
Employee benefit obligations
Benefits	137
Defined benefit plan | Greater than five years
Employee benefit obligations
Benefits	$ 654